INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of the valuation allowance
Balance at the beginning of the year	¥ 1,926,197	¥ 1,849,408	¥ 1,104,859
Increase during the year	390,060	76,789	744,549
Balance at the end of the year	¥ 2,316,257	¥ 1,926,197	¥ 1,849,408